UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09537

MFS CALIFORNIA MUNICIPAL FUND

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
February 28, 2018
MFS®  California Municipal Fund

Portfolio of Investments
2/28/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 168.5%
Airport Revenue – 11.1%
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “C”, BHAC, 5.25%, 5/15/2038 (Prerefunded 5/15/2018)	$750,000	$ 756,180
Orange County, CA, Airport Rev., “A”, 5%, 7/01/2031	190,000	198,158
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/2021	500,000	538,490
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/2043	500,000	557,510
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2042	335,000	374,125
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2047	335,000	372,718
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2030	285,000	315,378
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2031	150,000	165,675
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/2034	440,000	478,988
		$ 3,757,222
General Obligations - General Purpose – 5.9%
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	$165,000	$ 167,006
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	40,000	41,494
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	125,000	125,741
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 10%, 7/01/2035	30,000	31,420
State of California, 5.25%, 4/01/2035	455,000	511,329
State of California, 5.5%, 3/01/2040	630,000	675,914
State of California, 5.25%, 11/01/2040	415,000	450,371
		$ 2,003,275
General Obligations - Schools – 34.8%
Alhambra, CA, Unified School District, “B”, ASSD GTY, 5.25%, 8/01/2028 (Prerefunded 8/01/2019)	$500,000	$ 526,925
Banning, CA, Unified School District (Election of 2006), “B”, ASSD GTY , 5.25%, 8/01/2033 (Prerefunded 8/01/2018)	500,000	508,285
Beaumont, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, AGM, 0%, 8/01/2040	955,000	370,072
Beaumont, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, AGM, 0%, 8/01/2044	1,000,000	325,760
Folsom Cordova, CA, Unified School District (Election of 2012), “A”, 5%, 10/01/2038	535,000	601,287
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 8/01/2045	515,000	350,849
Los Angeles, CA, Community College District, 3%, 8/01/2039	455,000	409,919
Mendocino Lake, CA, Community College District Rev. (Election of 2006), Capital Appreciation, “B”, AGM, 0%, 8/01/2032	330,000	193,994
Montebello, CA, Unified School District (Election of 2004), “A-1”, ASSD GTY , 5.25%, 8/01/2034 (Prerefunded 8/01/2019)	355,000	373,858
Montebello, CA, Unified School District (Election of 2016), “A”, 4%, 8/01/2046	255,000	260,296
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, 0% to 8/01/2028, 6.25% to 8/01/2043	855,000	694,422
Napa Valley, CA, Unified School District, 5%, 8/01/2020	225,000	243,821
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2028	170,000	199,726
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2030	170,000	197,970
Oxnard, CA School District (Ventura County), “A”, CALHF, 5%, 8/01/2045	410,000	465,998
Pittsburg, CA, Unified School District, “B”, AGM, 5.5%, 8/01/2034 (Prerefunded 8/01/2018)	500,000	508,905
Pomona, CA, Unified School District, “A”, NATL, 6.55%, 8/01/2029	1,000,000	1,252,900
San Diego, CA, Community College (Election of 2002), 5.25%, 8/01/2033 (Prerefunded 8/01/2019)	125,000	131,731
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “G”, 0%, 7/01/2034	265,000	125,496
San Diego, CA, Unified School District (Election of 2012), “I”, 4%, 7/01/2047	355,000	367,010
San Joaquin, CA, Delta Community College District (Election of 2004), Capital Appreciation, “B”, AGM, 0%, 8/01/2018	400,000	397,776
San Jose, CA, Evergreen Community College District (Election of 2010), “A”, 5%, 8/01/2041	265,000	294,039
San Mateo County, CA, Union High School District, “E”, 3%, 9/01/2041	560,000	492,195
Santee, CA, School District (Election of 2006), Capital Appreciation, “D”, ASSD GTY , 0%, 8/01/2043	765,000	261,408
Vallejo City, CA, Unified School District, “A”, NATL, 5.9%, 8/01/2025	500,000	583,870
Victor, CA, Elementary School District (Election of 2008), “A”, ASSD GTY, 5.125%, 8/01/2034 (Prerefunded 8/01/2019)	500,000	525,690
West Contra Costa, CA, Unified School District, “A”, NATL, 5.7%, 2/01/2023	500,000	588,470
West Covina, CA, Unified School District, “A”, NATL, 5.8%, 2/01/2021	500,000	555,165
		$ 11,807,837

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – 27.9%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Sharp Healthcare), 6.25%, 8/01/2039 (Prerefunded 8/01/2019)	$505,000	$ 538,870
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Sharp Healthcare), “A”, 5%, 8/01/2026	110,000	120,840
California Health Facilities Financing Authority Rev. (Children's Hospital Los Angeles), “A”, 5%, 8/15/2042	450,000	502,002
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 5%, 10/01/2033	295,000	326,553
California Health Facilities Financing Authority Rev. (Providence St. Joseph Health System), “A”, 3%, 10/01/2041	220,000	194,951
California Health Facilities Financing Authority Rev. (Scripps Health), “A”, 5%, 11/15/2032	525,000	578,161
California Health Facilities Financing Authority Rev. (Scripps Health), “A”, 5%, 11/15/2040	255,000	280,344
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 8/15/2031	500,000	548,540
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5%, 11/15/2035	460,000	529,607
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5%, 11/15/2046	535,000	599,847
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2036	225,000	248,650
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2037	150,000	165,165
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	75,000	81,808
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2028	45,000	49,853
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2029	35,000	38,730
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2030	15,000	16,561
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2035	65,000	70,788
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2044	85,000	91,418
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	455,000	491,323
California Statewide Communities Development Authority Rev. (Adventist), ASSD GTY, 5%, 3/01/2037 (Prerefunded 5/23/2018)	490,000	494,047
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, BAM, 5.5%, 8/15/2023	500,000	509,305
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5%, 4/01/2042	455,000	497,561
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2054	350,000	378,175
California Statewide Communities Development Authority Rev. (Redlands Community Hospital), 5%, 10/01/2046	350,000	381,913
California Statewide Communities Development Authority Rev. (Santa Ynez Valley Cottage Hospital), 5.25%, 11/01/2030	260,000	278,736
California Statewide Communities Development Authority Rev. (Sutter Health), “A”, 5%, 8/15/2032	610,000	674,349
California Statewide Communities Development Authority Rev. (Trinity Health Corp.), 5%, 12/01/2041	450,000	494,559
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 1/01/2032 (Prerefunded 1/01/2021)	250,000	282,232
		$ 9,464,888
Healthcare Revenue - Long Term Care – 5.5%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/2041	$150,000	$ 165,648
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 5%, 11/15/2035	230,000	248,055
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044	295,000	312,473
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 5/15/2047	315,000	338,014
California Statewide Communities Development Authority Rev. (Front Port Communities and Services), “A”, 4%, 4/01/2042	115,000	115,520
California Statewide Communities Development Authority Rev. (Front Port Communities and Services), “A”, 5%, 4/01/2047	315,000	348,122
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/2044	300,000	332,508
		$ 1,860,340
Industrial Revenue - Other – 1.7%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$485,000	$ 595,721
Miscellaneous Revenue - Other – 4.5%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5%, 7/01/2037	$400,000	$ 438,204
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2030	235,000	268,104
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2034	170,000	192,022
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2035	170,000	191,544
California Statewide Communities Development Authority Rev. (Buck Institute for Research on Aging), AGM, 5%, 11/15/2044	385,000	427,720
		$ 1,517,594

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Port Revenue – 6.8%
Alameda, CA, Corridor Transportation Authority Second Subordinate Lien Rev., “B”, 5%, 10/01/2037	$470,000	$ 522,960
Alameda, CA, Corridor Transportation Authority Second Subordinate Lien Rev., “B”, AGM, 5%, 10/01/2036	600,000	678,060
Port of Oakland, CA, Rev., “P”, 5%, 5/01/2033	1,000,000	1,093,690
		$ 2,294,710
Sales & Excise Tax Revenue – 1.2%
California Economic Recovery, “A”, 5%, 7/01/2020 (Prerefunded 7/01/2019)	$250,000	$ 261,885
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040 (a)(d)	215,000	122,281
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	120,000	26,458
		$ 410,624
Secondary Schools – 2.8%
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2040	$85,000	$ 91,819
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2045	85,000	91,534
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	255,000	282,601
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/2037	85,000	94,105
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/2047	130,000	142,526
California Statewide Communities Development Authority School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 7/01/2047	230,000	252,986
		$ 955,571
State & Agency - Other – 1.5%
Sacramento County, CA, Public Facilities Project, COP, AMBAC, 4.75%, 10/01/2027	$500,000	$ 501,365
State & Local Agencies – 14.1%
California Public Works Board Lease Rev. (Department of Corrections), “E”, AGM, 3%, 10/01/2036	$415,000	$ 387,361
California Public Works Board Lease Rev. (Judicial Council Projects), “A”, 5%, 3/01/2028	380,000	427,983
California Public Works Board Lease Rev. (New Stockton Courthouse), “B”, 5%, 10/01/2033	275,000	310,948
Los Angeles County, CA, Schools Regionalized Business Service Corp., Pooled Financing, Capital Appreciation, “A”, AMBAC, 0%, 8/01/2018	2,020,000	2,006,547
Los Angeles County, CA, Schools Regionalized Business Service Corp., Pooled Financing, Capital Appreciation, “A”, AMBAC, 0%, 8/01/2023	1,220,000	1,055,117
Los Angeles, CA, Municipal Improvement Corp. Lease Rev., “B”, ASSD GTY, 5.5%, 4/01/2030 (Prerefunded 4/01/2019)	390,000	407,386
Ontario Public Finance Authority Lease Rev. , AGM, 5%, 11/01/2042	160,000	182,344
		$ 4,777,686
Tax - Other – 1.5%
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	$90,000	$ 85,061
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	120,000	122,560
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	80,000	81,220
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	210,000	212,425
		$ 501,266
Tax Assessment – 7.1%
Huntington Park, CA, Public Financing Authority Rev., “A”, AGM, 5.25%, 9/01/2019	$500,000	$ 501,430
North Natomas, CA, Community Facilities District Special Tax, “4-E”, 5.25%, 9/01/2033	160,000	178,462
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2030	190,000	219,209
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2031	225,000	256,450
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, AGM, 5%, 10/01/2034	295,000	332,804
San Dieguito, CA, Public Facilities Authority, ''A'', AMBAC, 5%, 8/01/2032	500,000	506,640
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), “A”, 5%, 8/01/2033	130,000	142,531
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	250,000	278,045
		$ 2,415,571

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – 4.9%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5.75%, 6/01/2047	$675,000	$ 680,056
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.125%, 6/01/2047	1,000,000	993,010
		$ 1,673,066
Toll Roads – 3.1%
Bay Area Toll Authority, California Toll Bridge Rev., “S-7”, 4%, 4/01/2033	$515,000	$ 551,431
Bay Area Toll Authority, California Toll Bridge Rev., “S-7”, 4%, 4/01/2034	145,000	154,664
Riverside County, CA, Transportation Commission, Toll Rev., “A”, 5.75%, 6/01/2044	320,000	355,843
		$ 1,061,938
Transportation - Special Tax – 2.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	$55,000	$ 55,056
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	10,000	9,438
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	345,000	322,485
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	30,000	27,539
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	35,000	32,854
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	25,000	23,282
Commonwealth of Puerto Rico Highway & Transportation Authority Unrefunded Rev., “A”, NATL, 5%, 7/01/2038	10,000	8,730
San Francisco, CA, Municipal Transportation Agency Rev., “B”, 5%, 3/01/2037	335,000	369,220
		$ 848,604
Universities - Colleges – 7.6%
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2036	$75,000	$ 84,806
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2037	235,000	265,137
California Educational Facilities Authority Rev. (Stanford University), “U-7”, 5%, 6/01/2046	235,000	303,413
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2030 (Prerefunded 10/01/2021)	140,000	161,165
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2030	145,000	166,868
California Municipal Finance Authority Rev. (Azusa Pacific University Project), “B”, 5%, 4/01/2035	345,000	376,588
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 12/01/2028 (Prerefunded 12/01/2021)	375,000	420,169
California State University Rev., “A”, 5%, 11/01/2024	370,000	412,069
California State University Rev., “A”, 5%, 11/01/2030	270,000	314,250
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	75,000	67,977
		$ 2,572,442
Universities - Dormitories – 0.8%
California Municipal Finance Authority, Student Housing Rev. (Bowles Hall Foundation) “A”, 5%, 6/01/2035	$25,000	$ 27,147
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	230,000	255,834
		$ 282,981
Utilities - Cogeneration – 0.7%
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/2045	$150,000	$ 159,519
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/2045	75,000	76,383
		$ 235,902
Utilities - Municipal Owned – 7.5%
California Department of Water Resources, Power Supply Rev., “L”, 5%, 5/01/2019	$305,000	$ 317,953
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	50,000	53,821
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	55,000	58,970
Northern California Power Agency, Capital Facilities Rev., “A”, 5.25%, 8/01/2024	390,000	416,337
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	10,000	9,920
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	55,000	54,231
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY , 4.375%, 7/01/2030	5,000	4,979
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY , 4.25%, 7/01/2027	40,000	40,002
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	5,000	4,693
Sacramento, CA, Municipal Utility District Electric Rev., “U”, AGM, 5%, 8/15/2019 (Prerefunded 8/15/2018)	290,000	294,933
Sacramento, CA, Municipal Utility District Electric Rev., “X”, 5%, 8/15/2025 (Prerefunded 8/15/2021)	95,000	105,166
Sacramento, CA, Municipal Utility District Electric Rev., Unrefunded Balance, “U”, AGM, 5%, 8/15/2019	460,000	467,549

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Sacramento, CA, Municipal Utility District Electric Rev., Unrefunded Balance, “X”, 5%, 8/15/2025	$275,000	$ 305,110
Vernon, CA, Electric System Rev., “A”, 5.5%, 8/01/2041	370,000	406,841
		$ 2,540,505
Utilities - Other – 3.0%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	$245,000	$ 340,248
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 11/01/2033	585,000	686,995
		$ 1,027,243
Water & Sewer Utility Revenue – 12.0%
Atwater, CA, Public Financing Authority Wastewater Rev., ASSD GTY, 5%, 5/01/2034	$500,000	$ 521,055
California Department of Water Resources Rev. (Central Valley Project Water System), “AE”, 5%, 12/01/2028 (Prerefunded 6/01/2018)	480,000	484,541
California Department of Water Resources Rev., Unrefunded Balance, 5%, 12/01/2028 (Prerefunded 6/01/2018)	20,000	20,189
Escondido, CA, Joint Powers Financing Authority Rev. (Water System Financing), 5%, 9/01/2041	460,000	500,926
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	20,000	21,619
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	105,000	112,263
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	105,000	114,105
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	105,000	112,373
Madera, CA, Financing Authority, Irrigation Rev., 6.5%, 1/01/2040 (Prerefunded 1/01/2020)	440,000	479,230
Norco, CA, Financing Authority, Enterprise Rev., AGM, 5.625%, 10/01/2039	215,000	227,754
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	340,000	381,963
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2031	85,000	95,232
Soquel Creek, CA, Water District, COP, 5%, 3/01/2043	370,000	409,350
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2031	350,000	403,529
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2035	170,000	193,096
		$ 4,077,225
Total Municipal Bonds		$57,183,576
Investment Companies (h) – 2.3%
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 1.52% (v)	779,858	$ 779,780
Other Assets, Less Liabilities – 1.1%		371,593
Variable Rate Municipal Term Preferred Shares (VMTPS), at liquidation value of $24,425,000 net of unamortized debt issuance costs of $24,232 (issued by the fund) – (71.9)%		(24,400,768)
Net assets applicable to common shares – 100.0%		$33,934,181
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $779,780 and $57,183,576, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
NATL	National Public Finance Guarantee Corp.

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 2/28/18
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	19	$2,280,891	June – 2018	$ 1,292
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Short	USD	8	$1,147,500	June – 2018	$(1,379)
At February 28, 2018, the fund had cash collateral of $38,050 to cover any collateral or margin obligations for securities sold short and certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of February 28, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$57,183,576	$—	$57,183,576
Mutual Funds	779,780	—	—	779,780
Total	$779,780	$57,183,576	$—	$57,963,356
Other Financial Instruments
Futures Contracts - Assets	$1,292	$—	$—	$1,292
Futures Contracts - Liabilities	(1,379)	—	—	(1,379)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	435,550	2,277,971	(1,933,663)	779,858
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(89)	$20	$—	$3,816	$779,780

(3) Jurisdiction Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2018, are as follows:
California	94.3%
Puerto Rico	2.9%
New York	1.0%
Guam	0.8%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CALIFORNIA MUNICIPAL FUND

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: April 13, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: April 13, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 13, 2018

*	Print name and title of each signing officer under his or her signature.